CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2023 CNY (¥) ¥ / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	Feb. 28, 2022 CNY (¥) ¥ / shares shares	Feb. 28, 2021 CNY (¥) ¥ / shares shares
Revenue
Total Revenue	¥ 34,216	$ 4,936	¥ 250,223	¥ 280,282
Cost of revenue	(19,922)	(2,874)	(149,615)	(168,832)
Gross profit	14,294	2,062	100,608	111,450
General and administrative expenses	(45,291)	(6,533)	(85,298)	(116,972)
Sales and marketing expenses	(4,668)	(673)	(22,045)	(30,953)
Lease termination loss			(7,046)
Impairment loss on intangible assets and goodwill			(44,562)
Impairment loss on other long-lived assets	0		(7,871)	0
Operating loss	(35,665)	(5,144)	(66,214)	(36,475)
Subsidy income	1,412	204	2,298	11,898
Gain from disposal of liabilities and a subsidiary			4,048
Interest income, net	2,284	329	3,230	3,403
Other income (expenses), net	(526)	(76)	(3,501)	1,900
Loss before income taxes and loss from equity method investments	(32,495)	(4,687)	(60,139)	(19,274)
Income tax expense	(993)	(143)	(21,843)	(4,760)
Loss from equity method investments			(36,750)	(3,852)
Net loss	(33,488)	(4,830)	(118,732)	(27,886)
Less: Net income (loss) attributable to non-controlling interests	(3,822)	(551)	(5,270)	310
Net loss attributable to Four Seasons Education (Cayman) Inc.	¥ (29,666)	$ (4,279)	¥ (113,462)	¥ (28,196)
Net income (loss) per ordinary share:
- Basic | (per share)	¥ (1.40)	$ (0.20)	¥ (5.04)	¥ (1.22)
- Diluted | (per share)	¥ (1.40)	$ (0.20)	¥ (5.04)	¥ (1.22)
Weighted average shares used in calculating net loss per ordinary share:
- Basic | shares	21,234,763	21,234,763	22,491,122	23,131,195
- Diluted | shares	21,234,763	21,234,763	22,491,122	23,131,195
Revenue From Third Parties
Revenue
Total Revenue	¥ 26,556	$ 3,831	¥ 249,274	¥ 277,806
Revenue From Related Parties
Revenue
Total Revenue	¥ 7,660	$ 1,105	¥ 949	¥ 2,476